PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 9,689	$ 10,392
Investments	790	1,437
Divestments	0	(145)
Impairment	0	0
Depreciation charges	(2,277)	(2,402)
Depreciation of disinvestment	0	134
Movement	(1,937)	(703)
Property, plant and equipment at end of period	7,752	9,689
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	25,429	22,916
Internal transfer	0	0
Other	0	566
Currency translation	(1,339)	655
Property, plant and equipment at end of period	24,880	25,429
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(15,740)	(12,524)
Internal transfer	0	0
Other	0	(552)
Currency translation	889	(396)
Property, plant and equipment at end of period	(17,128)	(15,740)
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,525	1,793
Investments	0	32
Divestments	0	0
Impairment	0	0
Depreciation charges	(355)	(365)
Depreciation of disinvestment	0	0
Movement	(430)	(268)
Property, plant and equipment at end of period	1,095	1,525
Operational facilities | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,913	4,659
Internal transfer	0	0
Other	0	74
Currency translation	(291)	148
Property, plant and equipment at end of period	4,622	4,913
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,388)	(2,866)
Internal transfer	0	0
Other	0	(59)
Currency translation	216	(98)
Property, plant and equipment at end of period	(3,527)	(3,388)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,059	3,174
Investments	197	60
Divestments	0	(14)
Impairment	0	0
Depreciation charges	(266)	(258)
Depreciation of disinvestment	0	8
Movement	(232)	(115)
Property, plant and equipment at end of period	2,827	3,059
Leasehold Improvement | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,546	5,282
Internal transfer	0	0
Other	0	60
Currency translation	(311)	158
Property, plant and equipment at end of period	5,432	5,546
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,487)	(2,108)
Internal transfer	0	0
Other	0	(59)
Currency translation	148	(70)
Property, plant and equipment at end of period	(2,605)	(2,487)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,274	3,363
Investments	219	682
Divestments	0	(11)
Impairment	0	0
Depreciation charges	(756)	(860)
Depreciation of disinvestment	0	6
Movement	(709)	(89)
Property, plant and equipment at end of period	2,565	3,274
Machinery and equipment | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,660	8,278
Internal transfer	0	0
Other	0	432
Currency translation	(582)	279
Property, plant and equipment at end of period	9,297	9,660
Machinery and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,386)	(4,915)
Internal transfer	0	0
Other	0	(434)
Currency translation	410	(183)
Property, plant and equipment at end of period	(6,732)	(6,386)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,652	2,056
Investments	230	488
Divestments	0	(120)
Impairment	0	0
Depreciation charges	(900)	(919)
Depreciation of disinvestment	0	120
Movement	(532)	(404)
Property, plant and equipment at end of period	1,120	1,652
Other | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,131	4,691
Internal transfer	175	6
Other	0	0
Currency translation	(152)	66
Property, plant and equipment at end of period	5,384	5,131
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,479)	(2,635)
Internal transfer	0	0
Other	0	0
Currency translation	115	(45)
Property, plant and equipment at end of period	(4,264)	(3,479)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	179	6
Investments	144	175
Divestments	0	0
Impairment	0	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Movement	(34)	173
Property, plant and equipment at end of period	145	179
Asset under construction | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	179	6
Internal transfer	(175)	(6)
Other	0	0
Currency translation	(3)	4
Property, plant and equipment at end of period	145	179
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Internal transfer	0	0
Other	0	0
Currency translation	0	0
Property, plant and equipment at end of period	$ 0	$ 0